INCOME TAX - Unrecognized Income Tax Benefits - Narrative (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 RUB (₽)
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 7,778		₽ 5,463	₽ 1,345	$ 86.8	$ 60.9	₽ 427
(Expense)/Benefit as a result of recording interest and penalties as a part of provision of income tax	1,449	$ 16.2	440	₽ 209
Other accrued liabilities, non-current
Unrecognized income tax benefits
Unrecognized Tax Benefits	2,257		₽ 807		25.2
Accounts payable and accrued liabilities current
Unrecognized income tax benefits
Unrecognized Tax Benefits	₽ 609				$ 6.8